Flow-through Share Premium Liability	12 Months Ended
Dec. 31, 2019
Notes To Financial Statements [Abstract]
Flow-through Share Liability

Flow-through shares are issued at a premium, calculated as the difference between the price of a flow-through share and the price of a common share at that date, as tax deductions generated by the eligible expenditures are passed through to the shareholders of the flow-through shares once the eligible expenditures are incurred and renounced.

On July 11, 2019, the Company completed a non-brokered private placement (the “July 2019 Flow-Through Offering”) for gross proceeds of $1,900 through the issuance of 633,334 flow-through shares (the “2019 Flow-Through Shares”) at a price of $3.00 per share (note 13 (b)(i)). The 2019 Flow-Through Shares were issued at a premium of $0.88 per share.

As at December 31, 2019, the Company has a flow-through share premium liability of $7 (December 31, 2018 - $317) which relates to funds remaining from the July 2019 Flow-Through Offering.

Below is a summary of the 2018 and 2019 flow-through financings and the related flow-through share premium liability generated by each financing:

	Shares issued	Flow-through share price	Premium per flow-through share	Flow-through premium liability
March 23, 2018*	1,091,826	$2.35	$0.67	$737
August 16, 2018	4,299,375	$1.60 - $1.87	$0.30 - $0.57	1,742
Total 2018	5,391,201			$2,479
July 11, 2019	633,334	$3.00	$0.88	$557

* Note that the March 23, 2018 flow-through shares were priced in USD with a flow-through price per share of US$1.82 and a flow-through premium of US$0.52 per share.

The following table is a continuity of the flow-through share funding and expenditures along with the corresponding impact on the flow-through share premium liability:

	Flow-through funding and expenditures
	BC	Nunavut	Total	Flow-through premium liability
Balance at December 31, 2017	$693	$-	$693	$185
Flow-through funds raised	1,870	8,023	9,893	2,479
Flow-through eligible expenditures	(1,826)	(7,590)	(9,416)	(2,347)
Balance at December 31, 2018	$737	$433	$1,170	$317
Flow-through funds raised	-	1,900	1,900	557
Flow-through eligible expenditures	(737)	(2,309)	(3,046)	(867)
Balance at December 31, 2019	$-	$24	$24	$7